Exploration and Evaluation Assets	12 Months Ended
Dec. 31, 2022
Exploration and Evaluation Assets
Exploration and Evaluation Assets

6.Exploration and Evaluation Assets

	Balance		Balance
	December 31,	Acquisition	December 31,
	2021	Costs	2022
Iron Creek	$87,661	$32	$87,693
Total	$87,661	$32	$87,693

	Balance		Balance
	December 31,	Acquisition	December 31,
	2020	Costs	2021
Iron Creek	$87,420	$241	$87,661
Total	$87,420	$241	$87,661

All of the Iron Creek mineral properties are pledged as security for the Convertible Notes issued on September 2, 2021 (Note 13). Upon successful commissioning of the Refinery, the Iron Creek mineral properties will be released from the Convertible Notes security package.

Per Note 8, the Company has entered into an agreement with Kuya Silver Corp (“Kuya”) in December 2022 to grant Kuya the right to acquire 100% interest in its remaining assets in the Canadian Cobalt Camp consisting of Keely-Frontier patents (“Cobalt Camp”) as well as their associated asset retirement obligations for $1,000. This transaction was completed in January 2023, The Company had previously recognized an impairment loss on the Canadian Cobalt Camp assets but the arrangement with Kuya provided objective evidence of the market value of the Cobalt Camp. Therefore, the Company has estimated the fair value of the Cobalt Camp assets to be $1,338 at December 31, 2022 and recorded an impairment reversal with corresponding increase to exploration and evaluation assets, which was then transferred to assets held for sale.